/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending October 31,  2000

MFS Charter Income Trust
Date
Identification of Security
Shares
Repurchased
Repurchase Price
NAV
Broker
10/9
Shares of Beneficial Interest
50000
8.6875
9.41

Merrill Lynch
10/17
Shares of Beneficial Interest
10000
8.625
9.29

Merrill Lynch
10/17
Shares of Beneficial Interest
40000
8.625
9.29
Merrill Lynch
10/30
Shares of Beneficial Interest
15000
8.25
9.28
Merrill Lynch
10/31
Shares of Beneficial Interest
15000
8.3125
9.29
Merrill Lynch

































































































Total Shares Repurchased:  130,000
Remarks:	None.

MFS Charter Income Trust
by: James O. Yost
	James O. Yost
	Treasurer